UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund

The Rice Hall James Funds
Semi-Annual Report	April 30, 2011
Rice Hall James Mid Cap Portfolio
Rice Hall James Small Cap Portfolio
Rice Hall James Micro Cap Portfolio
Investment Adviser:
Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedules of Investments
Mid Cap Portfolio	6
Small Cap Portfolio	9

Summary Schedule of Investments
Micro Cap Portfolio	12

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets
Mid Cap Portfolio	17
Small Cap Portfolio	18
Micro Cap Portfolio	19

Financial Highlights
Mid Cap Portfolio	20
Small Cap Portfolio	21
Micro Cap Portfolio	22

Notes to Financial Statements	23

Disclosure of Fund Expenses	32
The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
SHAREHOLDERS’ LETTER
RHJ Funds Semi-Annual Report
The equity markets have surprised most of us with their strength and resilience in the last six months. If one were told that the world would experience historic upheaval across the Middle East, that a 9.0 magnitude earthquake and devastating tsunami would strike Japan, the world’s third largest economy, that this would coincide with lackluster domestic economic data, and all in the first three months of 2011, one would most likely conclude that equity markets would be, to say the least, weak. The fact that the U.S. equity markets continued to rally in the face of these macro shocks is more than just surprising. While the suffering of the Japanese people and the challenges individuals face in the Middle East should clearly be our primary concerns, we certainly have an obligation to attempt to predict the economic and financial impact of these events.
Despite the markets shrugging off the tumultuous headlines of the past few months, the impact of these events is very real and it is unclear what lasting effect they may have both politically and economically. In the short run, higher energy prices are once again acting as a tax on a still compromised consumer, while simultaneously squeezing margins on much of corporate America. Many believe, and we would agree, that the technology supply chain disruption in Japan could negatively impact production levels for technology companies worldwide, leading to some potentially sketchy quarterly results. While we believe most investors are assuming some slowing in the U.S. economy, we wonder how much. The U.S. equity markets have hardly blinked in their rise from the March 2009 bottom and while earnings have generally kept pace, some slowing or correction in both valuations and earnings growth should be expected. Compounding this, valuations for risky assets have enjoyed a tailwind from extremely accommodative domestic monetary policy and this policy won’t last forever. There are rumblings that the Federal Reserve is moving to a more hawkish tone despite their continued assertions that easy money policies haven’t created inflationary effects.
Despite our macro concerns, we are comforted by continued evidence that investors are increasingly rewarding individual company fundamentals and moving away from the ‘risk/on risk/off’ mentality that was so pervasive throughout much of 2010. Correlations across assets have started to come down and this trend has continued into 2011. This shift is also in part confirmed by the somewhat muted reaction to macro shocks we’ve observed in the past few months — we seem to be moving past the ‘knee-jerk’ reaction trade and focusing more on investments’ individual merit.
In a slowing economy, organic growth is essential to investment success. We believe the companies owned in our portfolios have strong balance sheets and

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
significant flexibility and opportunity to exploit growth in a variety of economic scenarios. Meaningful organic growth is harder to come by in larger companies, and is logically a great part of why there has been an increase in merger and acquisition activity as companies choose to acquire growth rather than invest internally. We believe this is likely to persist and should help support valuations for smaller companies with good growth opportunities.
We remain consistent in our strict fundamental discipline, focused on identifying high quality reward/risk opportunities on a bottom-up basis. Despite all the macro noise, we continue to find and invest in high quality growth companies at reasonable valuations, while trying to avoid the extreme volatility that generally accompanies frothy expectations. We strongly believe this offers an extremely compelling approach to equity investing and one we will continue to apply.
RHJ Mid Cap Portfolio

		Calendar
As of April 30, 2011	3 Months	YTD	6 Months
RHJ Mid Cap Portfolio	7.61%	9.64%	24.43%
Russell Midcap Index	8.54%	10.85%	20.67%
Russell Midcap Growth Index	9.57%	11.75%	22.61%
The RHJ Mid Cap Portfolio posted a 24.43% return for the six-month period ended April 30th, outperforming the Russell Midcap Index, which returned 20.67%.
This was a very strong period for the equity markets and all three of our strategies managed to beat their benchmarks. After 2010’s risk-on risk-off trading faded, the Mid Cap Portfolio’s sustainable growth names outperformed as investors began to refocus on fundamentals. Stock selection was broadly superior as the only area where stock selection lagged this period was in Financials with a 5% return compared to 16% for the Russell Midcap Index.
Overall, stock selection for this period was very strong. Within Technology, holdings continued to outperform with a 26% return compared to 18% for the Russell Midcap Index. Selection was also very good within Health Care and Industrials. Health Care names were up 31% while Industrials names rose 29%.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
RHJ Small Cap Portfolio

		Calendar
As of April 30, 2011	3 Months	YTD	6 Months
RHJ Small Cap Portfolio	21.46%	20.95%	40.68%
Russell 2000 Index	11.08%	10.79%	23.73%
Russell 2000 Growth Index	13.81%	13.18%	27.07%
The RHJ Small Cap Portfolio was up an impressive 40.68% in the first half of the fiscal year, outperforming the Russell 2000 Index which posted a 23.73% return.
It was a stellar six months for the Small Cap Portfolio as our holdings continued to perform significantly better than the index. The period’s strong outperformance was primarily driven by strong stock selection in Technology, Industrials, Energy and Health Care. The portfolio’s Technology holdings were up a whopping 52%, almost double the return of the Russell 2000 sector. Energy was the best performing sector for the period with an impressive 72% return for the Portfolio compared to 48% for the index. Industrials and Health Care also had robust returns for the period: 37% and 43% respectively.
In addition, our underweight to Financials, combined with a 28% return was also a strong positive. Materials was the only sector that detracted from overall performance with a -4% return.
RHJ Micro Cap Portfolio

		Calendar
As of April 30, 2011	3 Months	YTD	6 Months
RHJ Micro Cap Portfolio	12.55%	12.34%	27.46%
Russell Microcap Index	9.57%	8.42%	22.55%
Russell Microcap Growth Index	12.61%	10.96%	25.98%
The RHJ Micro Cap Portfolio posted a 27.46% return for the period, ahead of the Russell Microcap Index which returned 22.55%.
As oil prices hit two year highs, it’s no surprise that Energy also topped all sectors within the microcap space. Stock selection was superior as Energy names within the Portfolio rose 47% compared to 44% for the index. Within Financials, our significant underweight combined with a 23% return was also a strong positive and within the Health Care sector, holdings were up an impressive 48% compared to 27% for the index.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
The only detractor during the period was Materials, which was one of the better performing sectors within the Russell Microcap index. Our underweight to the sector (1% vs. 4%) combined with a -14% return was a negative.
Investment Management Team
The RHJ Funds
This represents the management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent moth end, please call 1-866-474-5669 or visit our website at www.rhjfunds.com.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
Definition of Comparative Indices
Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap Index is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.
Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
Russell Microcap Index is an unmanaged index that consists of the smallest 1,000 securities in the small-cap Russell 2000 Index plus the next 1,000 securities.
Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS †

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%**

	Shares	Value
CONSUMER DISCRETIONARY — 10.1%
Gentex	4,357	$136,592
John Wiley & Sons, Cl A	2,531	128,904
Life Time Fitness*	4,704	184,020
Mattel	6,665	178,089
Tupperware Brands	3,062	194,957
Urban Outfitters*	2,423	76,228

		898,790

CONSUMER STAPLES — 2.8%
Ralcorp Holdings*	3,273	254,639

ENERGY — 7.8%
Brigham Exploration*	5,930	198,833
Forest Oil*	3,600	129,276
Helmerich & Payne	2,739	181,705
Tidewater	3,135	186,564

		696,378

FINANCIALS — 5.5%
City National	2,892	165,162
Comerica	3,945	149,634
MSCI, Cl A*	4,880	173,094

		487,890

HEALTH CARE — 16.9%
Alere*	4,082	151,606
CR Bard	2,451	261,644
Gen-Probe*	2,996	248,428
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Hologic*	12,521	$275,713
Hospira*	3,100	175,863
Mednax*	3,237	229,568
Pharmaceutical Product Development	5,365	165,510

		1,508,332

INDUSTRIALS — 26.3%
Acuity Brands	3,126	183,809
Armstrong World Industries	2,939	131,520
Cintas	8,310	258,026
Copart*	5,203	236,060
Flowserve	1,219	154,350
Hertz Global Holdings*	18,392	316,526
IDEX	4,357	204,430
Kansas City Southern*	4,208	244,527
Republic Services, Cl A	6,753	213,530
Valmont Industries	1,812	190,804
Werner Enterprises	7,794	203,969

		2,337,551

INFORMATION TECHNOLOGY — 19.5%
Agilent Technologies*	3,077	153,573
Atmel*	10,470	160,191
Cognizant Technology Solutions, Cl A*	2,411	199,872
Compuware*	17,691	200,439
Dolby Laboratories, Cl A*	2,577	129,004
F5 Networks*	1,034	104,806
International Rectifier*	4,057	140,210
National Instruments	6,996	212,259
Nuance Communications*	11,848	245,254
Solera Holdings	3,429	188,595

		1,734,203

MATERIALS — 6.6%
Air Products & Chemicals	2,295	219,218
Allegheny Technologies	2,585	186,120
Nucor	3,805	178,683

		584,021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
UTILITIES — 2.0%
ITC Holdings	2,484	$176,190

Total Common Stock (Cost $6,195,899)		8,677,994

SHORT-TERM INVESTMENT (A) — 1.3%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (Cost $111,999)	111,999	111,999

Total Investments — 98.8% (Cost $6,307,898)		$8,789,993

Percentages are based on Net Assets of $8,895,306.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

Cl	Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.9%

	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Arbitron	14,908	$576,641
Chico’s FAS	81,600	1,193,808
Coinstar*	19,900	1,074,202
Gaylord Entertainment*	39,400	1,413,278
Hanesbrands*	46,800	1,521,468
K12*	24,300	956,691
Men’s Wearhouse	53,500	1,492,115
PEP Boys-Manny Moe & Jack	48,800	668,560

		8,896,763

CONSUMER STAPLES — 5.8%
Diamond Foods	25,052	1,643,411
Elizabeth Arden*	47,800	1,436,868
Pricesmart	21,853	909,959

		3,990,238

ENERGY — 10.4%
Clean Energy Fuels*	94,400	1,608,576
Energy XXI Bermuda*	37,500	1,359,375
Gulfport Energy*	31,500	1,072,260
Rex Energy*	99,500	1,276,585
SandRidge Energy*	143,000	1,767,480

		7,084,276

FINANCIALS — 3.0%
FirstMerit	50,300	878,741
Signature Bank*	20,000	1,164,200

		2,042,941

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 17.5%
Analogic	10,000	$576,700
Catalyst Health Solutions*	22,800	1,357,968
Emergency Medical Services, Cl A*	18,800	1,199,440
Hanger Orthopedic Group*	58,200	1,581,294
ICON ADR*	38,189	937,922
IPC The Hospitalist*	29,300	1,519,498
Owens & Minor	28,950	997,328
PerkinElmer	35,300	997,931
Questcor Pharmaceuticals*	81,861	1,678,150
Thoratec*	37,000	1,135,900

		11,982,131

INDUSTRIALS — 24.5%
Allegiant Travel, Cl A	19,200	861,504
Chart Industries*	25,300	1,229,833
Copart*	27,600	1,252,212
Forward Air	41,900	1,408,678
Hexcel*	28,600	615,758
Insituform Technologies, Cl A*	59,300	1,500,883
Kirby*	17,700	1,005,006
Marten Transport	42,500	950,300
MasTec*	66,800	1,515,024
Middleby*	8,900	798,063
Mobile Mini*	52,900	1,317,739
Orbital Sciences*	64,800	1,220,184
Rush Enterprises, Cl A*	77,600	1,635,032
SunPower, Cl B*	68,300	1,459,571

		16,769,787

INFORMATION TECHNOLOGY — 14.6%
Blackboard*	14,400	692,784
Diebold	30,800	1,041,040
Entegris*	139,000	1,199,570
FEI*	49,700	1,613,262
JDS Uniphase*	52,800	1,100,352
OSI Systems*	33,100	1,270,709
Polycom*	18,700	1,118,821
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Smart Technologies*	100,400	$999,984
ValueClick*	55,400	927,950

		9,964,472

UTILITIES — 1.1%
Elster Group ADR*	50,756	785,703

Total Common Stock (Cost $47,472,905)		61,516,311

SHORT-TERM INVESTMENTS (A) — 9.7%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	2,606,978	2,606,978
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	2,606,978	2,606,978
HighMark 100% U.S. Treasury Money Market Fund, Fiduciary Class, 0.002%	651,744	651,744
Union Bank of California Diversified Money Market Fund, 0.020%	775,128	775,128

Total Short-Term Investments (Cost $6,640,828)		6,640,828

Total Investments — 99.6% (Cost $54,113,733)		$68,157,139

Percentages are based on Net Assets of $68,431,513.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

ADR	American Depositary Receipt

Cl	Class
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%**

	% of
	Net Assets	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
Denny’s*	1.9%	324,500	$1,327,205
Fuel Systems Solutions*	1.6	36,900	1,096,852
Kid Brands*	1.2	111,761	816,973
Leapfrog Enterprises, Cl A*	1.4	222,300	949,221
Perry Ellis International*	1.5	35,800	1,008,844
Red Robin Gourmet Burgers*	1.4	36,600	995,154
Shoe Carnival*	1.2	27,900	816,633
West Marine*	1.2	80,662	877,603
Westport Innovations*	1.5	41,200	1,042,360
Other Securities	3.6		2,440,619

			11,371,464

CONSUMER STAPLES — 2.1%
Elizabeth Arden*	2.1	47,800	1,436,868

ENERGY — 6.8%
Abraxas Petroleum*	1.5	207,300	1,053,084
Georesources*	1.6	37,100	1,076,642
Natural Gas Services Group*	1.5	56,500	1,018,695
Rex Energy*	2.2	119,551	1,533,839

			4,682,260

FINANCIALS — 1.7%
Other Securities	1.7		1,136,333

			1,136,333

HEALTH CARE — 17.4%
Cantel Medical	1.1	27,700	718,261
Hanger Orthopedic Group*	2.2	56,300	1,529,671
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	% of
	Net Assets	Shares	Value
HEALTH CARE — continued
Hi-Tech Pharmacal*	1.3%	32,200	$890,652
Merit Medical Systems*	2.5	74,500	1,737,340
Omnicell*	1.6	71,600	1,101,208
Orthofix International*	1.7	35,000	1,192,450
Quidel*	1.4	70,000	928,900
Vascular Solutions*	1.6	86,100	1,100,358
Zoll Medical*	1.7	21,000	1,190,280
Other Securities	2.3		1,594,827

			11,983,947

INDUSTRIALS — 28.4%
ACCO Brands*	1.3	94,600	918,566
Air Transport Services Group*	1.0	84,600	692,028
Altra Holdings*	1.4	38,400	974,976
Ameron International	1.4	13,300	935,522
DXP Enterprises*	1.5	39,200	1,029,000
Electro Scientific Industries* .	1.3	56,100	922,845
Flow International*	1.9	305,500	1,316,705
Graham	1.4	42,562	973,819
Hawaiian Holdings*	1.6	185,600	1,085,760
ICF International*	1.4	38,061	927,166
Kelly Services, Cl A*	1.0	36,800	703,248
Miller Industries	1.4	60,900	963,438
On Assignment*	1.8	116,300	1,275,811
Rush Enterprises, Cl A*	2.0	64,700	1,363,229
Schawk, Cl A	1.3	46,500	876,990
Titan Machinery*	1.9	40,100	1,261,546
Wabash National*	2.2	134,900	1,487,947
Other Securities	2.6		1,799,791

			19,508,387

INFORMATION TECHNOLOGY — 22.3%
Convio*	1.1	61,000	746,640
Globecomm Systems*	1.7	79,400	1,137,008
Keynote Systems	1.7	55,300	1,180,102
Kulicke & Soffa Industries*	1.4	108,600	983,916
LeCroy*	1.4	77,000	1,005,620
Maxwell Technologies*	1.2	46,176	823,318
NVE*	1.4	15,800	931,568
OCZ Technology Group*	1.5	126,100	1,035,281
Perficient*	1.5	82,994	1,036,595
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	% of
	Net Assets	Shares	Value
INFORMATION TECHNOLOGY — continued
SPS Commerce*	1.2%	48,900	$802,449
Super Micro Computer*	1.6	66,600	1,136,196
Support.com*	1.1	132,192	757,460
Web.com Group*	2.7	119,400	1,884,132
Other Securities	2.8		1,908,080

			15,368,365

TELECOMMUNICATION SERVICES — 1.7%
Premiere Global Services*	1.7	143,675	1,136,469

Total Common Stock (Cost $56,250,157)			66,624,093

SHORT-TERM INVESTMENTS (A) — 4.7%

CASH EQUIVALENTS — 4.7%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	4.0	2,732,465	2,732,465
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	0.7	520,417	520,417

Total Short-Term Investments (Cost $3,252,882)			3,252,882

Total Investments — 101.6% (Cost $59,503,039)			$69,876,975

Percentages are based on Net Assets of $68,772,813.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

Cl	Class
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap	Small Cap	Micro Cap
	Portfolio	Portfolio	Portfolio
Assets:
Investments at Value (Cost $6,307,898, $54,113,733 and $59,503,039, respectively)	$8,789,993	$68,157,139	$69,876,975
Receivable Due from Investment Adviser	5,728	—	—
Receivable for Investment Securities Sold	—	215,961	—
Receivable for Capital Shares Sold	109,692	2,487,658	312
Prepaid Expenses	5,044	10,120	13,551
Dividends Receivable	3,890	3,468	8,444

Total Assets	8,914,347	70,874,346	69,899,282

Liabilities:
Payable Due to Administrator	1,853	12,543	14,372
Payable Due to Investment Adviser	6,456	43,337	58,982
Payable Due to Trustees	469	2,238	3,739
Chief Compliance Officer Fees Payable	318	1,840	2,899
Payable for Investment Securities Purchased	—	2,351,000	741,588
Payable for Capital Shares Redeemed	—	2,015	206,485
Other Accrued Expenses	9,945	29,860	98,404

Total Liabilities	19,041	2,442,833	1,126,469

Net Assets	$8,895,306	$68,431,513	$68,772,813

Net Assets Consist of:
Paid-in Capital	$11,537,712	$51,492,369	$73,935,985
Accumulated Net Investment Loss	(10,677)	(264,707)	(452,401)
Accumulated Net Realized Gain (Loss) on Investments	(5,113,824)	3,160,445	(15,084,707)
Net Unrealized Appreciation on Investments	2,482,095	14,043,406	10,373,936

Net Assets	$8,895,306	$68,431,513	$68,772,813

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	4,721,862	3,667,736

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	567,038	n/a	n/a

Net Asset Value,
Per Share — Institutional Class	n/a	$14.49	$18.75 *

Net Asset Value,
Per Share — Investor Class	$15.69	n/a	n/a

*	Redemption price per share may be less if shares are redeemed less than 90 days from date of purchase. See Note 2 in Notes to Financial Statements.
Amounts designated as “— “ are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	Mid Cap	Small Cap	Micro Cap
	Portfolio	Portfolio	Portfolio
Investment Income
Dividends	$44,780	$62,710	$72,584

Total Income	44,780	62,710	72,584

Expenses
Investment Advisory Fees	35,682	177,133	246,081
Distribution Fees	9,911	—	—
Shareholder Servicing Fees	—	6,569	106,604
Administration Fees	11,695	64,813	97,053
Trustees’ Fees	869	4,345	7,214
Chief Compliance Officer Fees	537	2,579	4,267
Transfer Agent Fees	15,855	23,519	32,686
Registration and Filing Fees	8,280	8,858	10,118
Custodian Fees	2,480	2,480	2,480
Legal Fees	2,137	10,717	17,639
Printing Fees	2,076	10,748	16,934
Audit Fees	1,881	10,556	16,101
Other Expenses	2,105	6,336	11,548

Net Expenses Before Expense Waiver/Reimbursement and Fees Paid Indirectly	93,508	328,653	568,725

Less:
Waiver of Investment Advisory Fees	(35,682)	—	(11,304)
Reimbursement from Investment Adviser	(2,017)	—	—
Fees Paid Indirectly(1)	(352)	(1,236)	(32,436)

Net Expenses After Expense Waiver/Reimbursement and Fees Paid Indirectly	55,457	327,417	524,985

Net Investment Loss	(10,677)	(264,707)	(452,401)

Net Realized Gain on Investments	515,169	6,531,871	14,232,737
Net Change in Unrealized Appreciation on Investments	1,196,106	8,982,949	2,116,433

Total Net Realized and Unrealized Gain on Investments	1,711,275	15,514,820	16,349,170

Net Increase in Net Assets Resulting from Operations	$1,700,598	$15,250,113	$15,896,769

(1)	See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Loss	$(10,677)	$(62,087)
Net Realized Gain on Investments	515,169	1,775,487
Net Change in Unrealized Appreciation on Investments	1,196,106	679,108

Net Increase in Net Assets Resulting in Operations	1,700,598	2,392,508

Capital Share Transactions:
Issued	1,458,795	1,569,099
Redeemed	(1,467,104)	(17,692,372)

Net Decrease in Net Assets from Capital Share Transactions	(8,309)	(16,123,273)

Total Increase (Decrease) in Net Assets	1,692,289	(13,730,765)

Net Assets:
Beginning of Period	7,203,017	20,933,782

End of Period	$8,895,306	$7,203,017

Accumulated Net Investment Loss	$(10,677)	$—

Shares Issued and Redeemed:
Issued	98,508	134,828
Redeemed	(102,879)	(1,529,247)

Net Decrease in Shares Outstanding from Share Transactions	(4,371)	(1,394,419)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Loss	$(264,707)	$(369,560)
Net Realized Gain on Investments	6,531,871	4,892,516
Net Change in Unrealized Appreciation on Investments	8,982,949	2,938,723

Net Increase in Net Assets Resulting in Operations	15,250,113	7,461,679

Capital Share Transactions:
Issued	25,451,332	1,031,205
Redeemed	(6,941,578)	(14,554,665)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,509,754	(13,523,460)

Total Increase (Decrease) in Net Assets	33,759,867	(6,061,781)

Net Assets:
Beginning of Period	34,671,646	40,733,427

End of Period	$68,431,513	$34,671,646

Accumulated Net Investment Loss	$(264,707)	$—

Shares Issued and Redeemed:
Issued	1,875,845	107,947
Redeemed	(521,207)	(1,521,119)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,354,638	(1,413,172)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Loss	$(452,401)	$(1,173,980)
Net Realized Gain on Investments	14,232,737	17,365,678
Net Change in Unrealized Appreciation on Investments	2,116,433	1,220,002

Net Increase in Net Assets Resulting in Operations	15,896,769	17,411,700

Capital Share Transactions:
Issued	2,257,885	7,081,887
Redemption Fees(1)	905	4,706
Redeemed	(9,964,930)	(72,528,995)

Net Decrease in Net Assets from Capital Share Transactions	(7,706,140)	(65,442,402)

Total Increase (Decrease) in Net Assets	8,190,629	(48,030,702)

Net Assets:
Beginning of Period	60,582,184	108,612,886

End of Period	$68,772,813	$60,582,184

Accumulated Net Investment Loss	$(452,401)	$—

Shares Issued and Redeemed:
Issued	133,265	512,082
Redeemed	(583,402)	(5,368,830)

Net Decrease in Shares Outstanding from Share Transactions	(450,137)	(4,856,748)

(1)	See Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios
			For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value,
Beginning of Period	$12.61		$10.65	$9.19	$15.44	$13.51	$11.76

Income (Loss) from
Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.05)	(0.04)	(0.03)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss)	3.10		2.01	1.50	(5.56)	2.60	2.07

Total from Operations	3.08		1.96	1.46	(5.59)	2.57	2.08

Dividends and Distributions:
Net Investment Income	—		—	—	—	(0.01)	—
Net Realized Gain	—		—	—	(0.66)	(0.63)	(0.33)
Return of Capital	—		—	—	— (2)	—	—

Total Dividends and Distributions	—		—	—	(0.66)	(0.64)	(0.33)

Net Asset Value, End of Period	$15.69		$12.61	$10.65	$9.19	$15.44	$13.51

Total Return†	24.43%		18.40%	15.89%	(37.73)%	19.74%	18.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,895		$7,203	$20,934	$22,568	$25,949	$8,579
Ratio of Expenses to Average Net Assets(3)	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.36	%*	2.00%	1.85%	1.62%	1.63%	2.06%
Ratio of Investment
Income (Loss) to Average Net Assets	(0.27	)%*	(0.42)%	(0.47)%	(0.25)%	(0.22)%	0.05%
Portfolio Turnover Rate	29%		67%	60%	68%	81%	72%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

*	Annualized.

(1)	Per share calculations were performed using average shares for the period.

(2)	Value is less than $0.01 per share.

(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.40%, 1.42%, 1.40%, 1.40%, 1.40% and 1.40%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios
			For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.30		$8.52	$7.34	$13.93	$15.05	$15.24

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.10)	(0.06)	(0.06)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	4.26		1.88	1.24	(4.45)	2.48	1.54

Total from Operations	4.19		1.78	1.18	(4.51)	2.42	1.50

Dividends and Distributions:
Net Realized Gain	—		—	—	(2.08)	(3.54)	(1.69)
Return of Capital	—		—	—	— (2)	—	—

Total Dividends and Distributions	—		—	—	(2.08)	(3.54)	(1.69)

Net Asset Value, End of Period	$14.49		$10.30	$8.52	$7.34	$13.93	$15.05

Total Return†	40.68	%††	20.89%	16.08%††	(37.45)%	19.30%	10.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$68,432		$34,672	$40,733	$35,321	$65,904	$78,563
Ratio of Expenses to Average Net Assets	1.48	%*	1.47%	1.34%	1.17%	1.02%	1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.48	%*	1.49%	1.41%	1.20%	1.09%	1.07%
Ratio of Net Investment Loss to Average Net Assets	(1.20	)%*	(1.02)%	(0.82)%	(0.54)%	(0.43)%	(0.25)%
Portfolio Turnover Rate	35%		78%	78%	88%	74%	83%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

††	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

*	Annualized.

(1)	Per share calculations were performed using average shares for the period.

(2)	Value is less than $0.01 per share.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

			Selected Per Share Data & Ratios
			For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$14.71		$12.10	$11.12	$21.95	$20.66	$21.77

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.12)		(0.19)	(0.12)	(0.15)	(0.15)	(0.14)
Net Realized and Unrealized Gain (Loss)	4.16		2.80	1.10	(8.13)	2.92	2.37

Total from Operations	4.04		2.61	0.98	(8.28)	2.77	2.23

Redemption Fees(2)	—		—	—	—	—	—

Dividends and Distributions:
Net Realized Gain	—		—	—	(2.55)	(1.48)	(3.34)
Return of Capital	—		—	—	— (2)	—	—

Total Dividends and Distributions	—		—	—	(2.55)	(1.48)	(3.34)

Net Asset Value, End of Period	$18.75		$14.71	$12.10	$11.12	$21.95	$20.66

Total Return†	27.46	%††	21.57%††	8.81%††	(41.94)%	13.96%	11.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$68,773		$60,582	$108,613	$109,691	$216,550	$198,399
Ratio of Expenses to Average Net Assets(3)	1.60	%*	1.60%	1.47%	1.31%	1.20%	1.19%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.73	%*	1.66%	1.54%	1.31%	1.21%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(1.38	)%*	(1.36)%	(1.11)%	(0.97)%	(0.71)%	(0.68)%
Portfolio Turnover Rate	87%		128%	139%	119%	127%	114%

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

*	Annualized.

(1)	Per share calculations were performed using average shares for the period.

(2)	Value is less than $0.01 per share.

(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.60%, 1.61%, 1.47%, 1.31%, 1.21% and 1.20%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, the Funds held no securities valued in accordance with the Fair Value Procedures.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
As of April 30, 2011, all of the Funds’ investments are Level 1. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.
For the six months ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2011, there were no Level 3 securities.
For the six months ended April 30, 2011, there have been no significant changes to the Funds’ fair value methodologies.
Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2011, the Funds did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $905 for the six months ended April 30, 2011, and $4,706 for the year ended October 31, 2010.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.
The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pay a portion of the Fund’s expenses. Under this arrangement, the Funds had expenses reduced by $300, $1,191 and $32,319, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2011, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $52, $45 and $117, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5. Investment Advisory Agreements:
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio pay the Adviser a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2012, if necessary, in order to keep the Mid Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2011, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $184,990. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio’s and the Micro Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Small Cap Portfolio and the Micro Cap Portfolio.
6. Investment Transactions:
The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2011, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$2,247,538	$2,292,962
Small Cap Portfolio	29,193,018	15,210,232
Micro Cap Portfolio	55,372,791	61,369,919
There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.
Permanent book and tax basis differences are primarily attributable to net operating losses, which have been classified to/(from) the following for the year ended October 31, 2010:

	Undistributed Net
RHJ Fund	Investment Income	Paid-in Capital
Mid Cap Portfolio	$62,087	$(62,087)
Small Cap Portfolio	369,560	(369,560)
Micro Cap Portfolio	1,173,980	(1,173,980)
As of October 31, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

			Total
			Distributable
			Earnings/
	Capital Loss	Unrealized	(Accumulated
RHJ Fund	Carryforward	Appreciation	Losses)
Mid Cap Portfolio	$(5,514,112)	$1,171,108	$(4,343,004)
Small Cap Portfolio	(3,306,725)	4,995,756	1,689,031
Micro Cap Portfolio	(29,010,063)	7,950,122	(21,059,941)
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net capital gains. During the year ended October 31, 2010, the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $1,671,549, $4,885,787 and $17,058,901, respectively, to offset capital gains.
At October 31, 2010, the Funds had capital loss carryforwards for the Mid Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio, available to offset future realized capital gains, as seen below:

	Expiring
RHJ Fund	October 31,	Amount
Mid Cap Portfolio	2017	$5,446,534
	2016	67,578
Small Cap Portfolio	2017	3,306,725
	2016	—
Micro Cap Portfolio	2017	15,982,656
	2016	13,027,407
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2011, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
RHJ Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Mid Cap Portfolio	$6,307,898	$2,505,255	$(23,160)	$2,482,095
Small Cap Portfolio	54,113,733	14,341,378	(297,972)	14,043,406
Micro Cap Portfolio	59,503,039	10,967,308	(593,372)	10,373,936

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
8. Other:
At April 30, 2011, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

	No. of	%
RHJ Fund	Shareholders	Ownership
Mid Cap Portfolio	3	59%
Small Cap Portfolio	3	48%
Micro Cap Portfolio	2	73%
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.
9. Subsequent Events:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2011
DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/1/10	4/30/11	Ratios	Period*
Actual Fund Return
Mid Cap Portfolio	$1,000.00	$1,244.30	1.40%	$7.79
Small Cap Portfolio	1,000.00	1,406.80	1.48	8.83
Micro Cap Portfolio	1,000.00	1,274.60	1.60	9.02
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,017.85	1.40%	$7.00
Small Cap Portfolio	1,000.00	1,017.46	1.48	7.40
Micro Cap Portfolio	1,000.00	1,016.86	1.60	8.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds
P.O. Box 219009
Kansas City, MO 64121
866-474-5669
www.rhjfunds.com
Adviser:
Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, CA 92101
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a
current prospectus for the Funds described.
RHJ-SA-001-1000

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%**

	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
Denny’s*	324,500	$1,327,205
Fuel Systems Solutions*	36,900	1,096,852
Global Traffic Network*	48,060	645,446
Kid Brands*	111,761	816,973
Krispy Kreme Doughnuts*	105,900	594,099
Leapfrog Enterprises, Cl A*	222,300	949,221
Perry Ellis International*	35,800	1,008,844
Red Robin Gourmet Burgers*	36,600	995,154
Ruth’s Hospitality Group*	134,200	658,922
Shoe Carnival*	27,900	816,633
US Auto Parts Network*	69,865	542,152
West Marine*	80,662	877,603
Westport Innovations*	41,200	1,042,360

		11,371,464

CONSUMER STAPLES — 2.1%
Elizabeth Arden*	47,800	1,436,868

ENERGY — 6.8%
Abraxas Petroleum*	207,300	1,053,084
Georesources*	37,100	1,076,642
Natural Gas Services Group*	56,500	1,018,695
Rex Energy*	119,551	1,533,839

		4,682,260

FINANCIALS — 1.7%
Bancorp*	54,302	531,617
Lakeland Financial	27,600	604,716

		1,136,333

HEALTH CARE — 17.4%
American Dental Partners*	47,800	630,482
Cantel Medical	27,700	718,261
Hanger Orthopedic Group*	56,300	1,529,671
Hi-Tech Pharmacal*	32,200	890,652
Medidata Solutions*	26,000	667,420
Merit Medical Systems*	74,500	1,737,340
Omnicell*	71,600	1,101,208
Orthofix International*	35,000	1,192,450
Quidel*	70,000	928,900

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Staar Surgical*	53,500	$296,925
Vascular Solutions*	86,100	1,100,358
Zoll Medical*	21,000	1,190,280

		11,983,947

INDUSTRIALS — 28.4%
ACCO Brands*	94,600	918,566
Aerovironment*	21,980	629,727
Air Transport Services Group*	84,600	692,028
Altra Holdings*	38,400	974,976
Ameron International	13,300	935,522
Ducommun	27,100	616,525
DXP Enterprises*	39,200	1,029,000
Electro Scientific Industries*	56,100	922,845
Exponent*	12,900	553,539
Flow International*	305,500	1,316,705
Graham	42,562	973,819
Hawaiian Holdings*	185,600	1,085,760
ICF International*	38,061	927,166
Kelly Services, Cl A*	36,800	703,248
Miller Industries	60,900	963,438
On Assignment*	116,300	1,275,811
Rush Enterprises, Cl A*	64,700	1,363,229
Schawk, Cl A	46,500	876,990
Titan Machinery*	40,100	1,261,546
Wabash National*	134,900	1,487,947

		19,508,387

INFORMATION TECHNOLOGY — 22.3%
Convio*	61,000	746,640
CTS	60,274	662,412
EXFO*	59,685	561,636
Globecomm Systems*	79,400	1,137,008
Keynote Systems	55,300	1,180,102
Kulicke & Soffa Industries*	108,600	983,916
LeCroy*	77,000	1,005,620
LivePerson*	51,200	684,032
Maxwell Technologies*	46,176	823,318
NVE*	15,800	931,568
OCZ Technology Group*	126,100	1,035,281
Perficient*	82,994	1,036,595

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
SPS Commerce*	48,900	$802,449
Super Micro Computer*	66,600	1,136,196
support.com*	132,192	757,460
Web.com Group*	119,400	1,884,132

		15,368,365

TELECOMMUNICATION SERVICES — 1.7%
Premiere Global Services*	143,675	1,136,469

TOTAL COMMON STOCK (Cost $56,250,157)		66,624,093

SHORT-TERM INVESTMENTS (A) — 4.7%

Cash Equivalents — 4.7%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	2,732,465	2,732,465
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	520,417	520,417

TOTAL SHORT-TERM INVESTMENTS (Cost $3,252,882)		3,252,882

TOTAL INVESTMENTS— 101.6% (Cost $59,503,039)		$69,876,975

Percentages are based on Net Assets of $68,772,813.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.

Cl	Class
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson
Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson
Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.